Personnel expenses	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Abstract]
Personnel expenses

5. Personnel expenses

	2025	2024	2023
	€	€	€
Wages and salaries	(33,570,013)	(25,805,171)	(18,746,645)
Pension charges	(2,063,817)	(1,572,233)	(1,156,028)
Other social security charges	(3,579,948)	(3,064,955)	(1,880,767)
Share-based payments	(19,050,394)	(16,208,533)	(10,663,226)
Other employee related costs	(630,805)	—	—
	(58,894,977)	(46,650,892)	(32,446,666)

The number of staff (in FTE's) employed by the Group at December 31, 2025 was 129 (2024: 108; 2023: 82).